Gratuity and other post-employment benefit plans - Summary of Maturity Analysis of Defined Benefit Payments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Within next 12 months [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	₨ 33	$ 0	₨ 24
From 2nd to 5th year [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	127	2	100
From 6th to 9th year [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	122	1	94
From 10th year and beyond [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	₨ 299	$ 4	₨ 241